PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Line Items]
Depreciation and amortization of property and equipment	$ 82,286	$ 0
Property and equipment, net	1,176,235		$ 802,557
Depreciation and amortization of property and equipment	$ 622,243		$ 539,957	$ 0
Furniture and Equipment [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	3 years		3 years
Capitalized Software [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	5 years		5 years
Capitalized Software [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Property and equipment useful life	10 years		10 years